Fair Value Measurements and Financial Instruments - Fair Value of Short-term and Long-term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding capital leases	$ 112,159	$ 116,075
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding capital leases	$ 118,535	$ 128,658